SCHEDULE OF AMOUNT DUE TO RELATED PARTIES (Details) - USD ($)		6 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023
Mr. Bun Kwai [Member]
Related Party Transaction [Line Items]
Salary		$ 66,210	$ 55,492
Mr. Bun Kwai [Member] | Due to Shareholders [Member]
Related Party Transaction [Line Items]
Due to related parties		23,147		$ 20,791
Mr. Bun Kwai [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related parties		10,861		10,855
Mr. Chun San Leung [Member]
Related Party Transaction [Line Items]
Salary	[1]	13,303
Mr. Chun San Leung [Member] | Accounts Payable and Accrued Liabilities [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	2,214		2,107
Mr. Pak Lun Patrick Au [Member]
Related Party Transaction [Line Items]
Salary	[1]	30,327	20,018
Mr. Pak Lun Patrick Au [Member] | Accounts Payable [Member]
Related Party Transaction [Line Items]
Due to related parties	[1]	5,047		4,852
MSB Infinitus Limited [Member] | Due to Shareholders [Member]
Related Party Transaction [Line Items]
Due to related parties	[2]	1,607,022		1,219,447
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties		1,648,291		$ 1,258,052
Cubic Creation Limited [Member]
Related Party Transaction [Line Items]
Service fee to Cubic Creation Limited	[3]		$ 48,218

[1]	Mr. Chun San Leung and Mr. Pak Lun Patrick Au are the directors of QMMM Holdings Limited
[2]	MSB Infinitus Limited is the sole shareholder of Lasting Success Holdings Limited which is a shareholder of the Company
[3]	Cubic Creations Limited is fully owned by Mr. Chun San Leung